DESCRIPTION OF THE PLAN	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Description of Plan [Line Items]
DESCRIPTION OF THE PLAN	DESCRIPTION OF THE PLAN
The following description of The Huntington 401(k) Plan (the “Plan”) provides only general information. Plan participants should refer to the Plan document and summary plan description for a more complete description of the Plan’s provisions.
General - The Plan is a defined contribution plan that was initially adopted by the Board of Directors (the “Board of Directors”) of Huntington Bancshares Incorporated (“Huntington”), effective January 1, 1978, to provide benefits to eligible employees of Huntington, as defined in the Plan document. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”). On December 13, 2000, Huntington's common stock held in accounts of participants who elected to have all or a portion of their accounts invested in Huntington's common stock were designated as an Employee Stock Ownership Plan (“ESOP”). The ESOP forms a portion of the Plan.
Acquisition - On October 20, 2025, Huntington completed the acquisition of Veritex Holdings, Inc. ("Veritex"). Upon completion of this acquisition, Veritex employees who transitioned to Huntington employment became immediately eligible to participate in the Plan. On October 19, 2025 Veritex Board of Directors adopted a resolution to terminate the Veritex Community Bank 401(k) Plan ("Veritex 401(k) Plan"). All participants were fully vested in their account balances. In connection with the Veritex 401(k) Plan termination, participants were permitted to rollover their account balances into the Plan. The total amount that was rolled over in December 2025 from the Veritex 401(k) Plan to the Plan was $43,015,158 and is included in rollovers in the 2025 Statements of Changes in Net Assets Available for Benefits.
Plan Amendments - From time to time, the Plan has been amended and restated. Amendments to the Plan include provisions as necessary to conform to various legislation and guidance under the Internal Revenue Code (the “Code”), and provisions of ERISA.
Plan Termination - Pursuant to the Plan document, Huntington may terminate or modify the Plan at any time by resolution of its Board of Directors and subject to the provisions of ERISA and the Code. In the event of Plan termination, participants will become 100% vested in their accounts.
Funding and Vesting - Employees must complete thirty days of employment before they are eligible to participate in the Plan. Participants may elect to make pre-tax and/or Roth 401(k) after tax contributions of up to 75% of their eligible compensation, subject to certain statutory limits.
Huntington matches contributions equal to 150% on the first 2% of participant elective deferrals and 100% of the next 1% of participant elective deferrals. Employer matching contributions are on a two-year cliff-vesting schedule. After two years of service, the employer matching contributions will be 100% vested. All prior years of service count toward vesting. For highly compensated employees, compensation eligible for employer matching contributions is limited to $200,000.
The Plan also includes an automatic enrollment feature. Eligible employees who do not enroll, or do not affirmatively opt out, will initially be enrolled at 4% of pre-tax eligible compensation for the first calendar year of their automatic enrollment. In addition, deferrals will automatically increase each January by 1% per year up to a maximum of 10% of plan eligible compensation, unless a participant affirmatively elects to opt out.
Forfeitures - Any forfeited portion of a participant’s account will be restored to the participant’s account if they are rehired within five years of termination and the entire amount distributed upon termination is repaid to the Plan. Forfeitures are either used to reduce Huntington's contributions to the Plan or to pay reasonable expenses of the Plan. Forfeitures used to reduce Huntington's contributions and pay reasonable expenses were $2,239,129 and $2,002,073 during 2025 and 2024, respectively. At December 31, 2025 and 2024, forfeited non-vested accounts were $847,903 and $706,182, respectively.
Administration - The Plan is administered by a committee appointed by the Board of Directors of Huntington. The Plan’s trustee and recordkeeper is Fidelity Management Trust Company (“Fidelity”). The Plan administrator believes that the Plan is currently designed and operated in compliance with the applicable requirements of the Code and the provisions of ERISA, as amended.
Participant Accounts - Each participant’s account is credited with the participant’s own contribution and an allocation of Huntington’s contribution, as applicable, administrative expenses, and Plan earnings. Investment income or loss is allocated to participant accounts based on proportional account balances in their respective investments. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.
Fees and Expenses - Certain administrative fees are paid from the general assets of Huntington and are excluded from these financial statements. Administrative expenses are also paid by participants from the assets of the Plan. Investment related expenses are included in the net appreciation (depreciation) of fair value of investments.
Investment Options - Plan participants are permitted to direct their deferrals and employer matching contributions to any combination of investment options, including Huntington common stock, a variety of mutual funds, and collective investment trust funds. Participants may also utilize a participant-directed brokerage account ("Fidelity BrokerageLink" or "BrokerageLink") for a portion of their Plan account. Huntington has the sole discretion to determine or change the number and nature of investment options in the Plan. An active participant may change or suspend deferrals pursuant to the terms set forth in the Plan document. If a Plan participant enrolls without making an investment election, all contributions will be allocated to the applicable age-appropriate Vanguard Target Retirement Fund.
Plan Investments - Plan investments consist of shares of Huntington common stock, mutual funds, and collective investment trust funds held by the Plan's trustee, Fidelity (the "Plan Trustee"). Plan investments also consist of BrokerageLink accounts. The Plan Trustee purchases and sells shares of Huntington common stock on the open market at market prices. Additionally, the Plan Trustee may directly purchase from, and sell to, Huntington, at market prices, shares of Huntington common stock. A portion of participant holdings in Huntington common stock are held in Fidelity Government Cash Reserves Fund to help facilitate purchases and sales of Huntington common stock. At the direction of participants, the Plan Trustee purchases and redeems shares of mutual funds and collective investment trust funds in accordance with applicable requirements of each individual fund.
Participant Loans -Participants may borrow from their vested account balance in amounts from $1,000 up to the lesser of $50,000 or 50% of their vested account balance. Loan terms cannot exceed five years, or a maximum of 15 years if used for the purchase of their principal residence. The loans are secured by the balance in the participant's account. The interest rate charged on amounts borrowed is equal to the Prime Rate plus 1%. Principal and interest is paid ratably through payroll deductions.
Participant loans are listed as notes receivable from participants in the Plan’s financial statements and valued at their unpaid principal balance plus accrued but unpaid interest.
Contributions - Employee and employer contributions to the participants' accounts in the Plan are invested pursuant to the participants’ investment direction elections on file.
Benefit Distributions and Other Withdrawals - A participant may request that the portion of his or her account that is invested in Huntington common stock be distributed in shares of Huntington common stock with cash paid in lieu of any fractional shares. All other distributions from the Plan are paid in cash.
Distributions and withdrawals are reported at fair value and recorded by the Plan when payments are made.
Participants are permitted to take distributions and withdrawals from their accounts in the Plan under the circumstances set forth in the Plan document. Generally, participants may request in-service withdrawal of funds in their account attributable to: (i) rollover contributions; (ii) after-tax contributions; and (iii) pre-April 1, 1998, Employer contributions. Employee pre-tax elective deferrals and post April 1, 1998 employer matching contributions are subject to special withdrawal rules and generally may not be withdrawn from the Plan prior to a participant’s death, disability, termination of employment, or attainment of age 59 1/2. However, certain distributions of employee and employer match deferrals may be made in the event a participant requests a distribution due to financial hardship as defined by the Plan. Participants may withdraw up to 100% of their account balances in the Plan for any reason after they have reached age 59 1/2.
Plan participants have the option of reinvesting cash dividends paid on Huntington common stock or having dividends paid in cash.